Stock Option Plans - Share-based Payment Agreement, Expense (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 584	$ 159	$ 820	$ 435	$ 566	$ 585
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Number	812,180		812,180		0		0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value	$ 4,000.00		$ 4,000.00		$ 0		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	816,180		816,180
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 4,000.00		$ 4,000.00
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	(4,000)		(4,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Weighted Average Grant Date Fair Value	$ 4,000.00		$ 4,000.00
Cost of revenue
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 17	24	$ 43	44	$ 60	41
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	62	60	148	146	196	186
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	11	8	23	24	30	45
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock based compensation expense	$ 494	$ 67	$ 606	$ 221	$ 280	$ 313